FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	£ 435,627	£ 430,829
Financial assets at fair value through profit or loss
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	1,132	1,559
Equity shares	239	239
Total	£ 1,371	£ 1,798